                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 03/31/2000
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC			05/08/2000
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 61
                                        ----------------------

Form 13F Information Table Value Total: 1,413,319
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   203289     3554 SH       SOLE                     3554
AFLAC                          COM              001055102    62060  1362093 SH       SOLE                  1222929            139164
                                                             18260   400775 SH       DEFINED 01             400775
AT&T                           COM              001957109    27337   485455 SH       SOLE                   425405             60050
                                                              8503   151000 SH       DEFINED 01             151000
Ambac Financial Group, Inc.    COM              023139108    57347  1138411 SH       SOLE                  1008036            130375
                                                             19941   395850 SH       DEFINED 01             395850
Avon Products                  COM              054303102    37384  1278083 SH       SOLE                  1108978            169105
                                                             13110   448200 SH       DEFINED 01             448200
Berkshire Hathaway - Cl. A     COM              084670108    24424      427 SH       SOLE                      365                62
                                                              7608      133 SH       DEFINED 01                133
Berkshire Hathaway - Cl. B     COM              084670207    67628    37158 SH       SOLE                    33798              3360
                                                             26925    14794 SH       DEFINED 01              14794
Caremark Rx, Inc.              COM              141705103      716   171032 SH       SOLE                   171032
Charter Communications Inc.    COM              16117M107    14097   983840 SH       SOLE                   869865            113975
                                                              4826   336850 SH       DEFINED 01             336850
Closure Medical Corporation    COM              189093107     7250   276200 SH       SOLE                   276200
Coca Cola Co.                  COM              191216100    41932   893352 SH       SOLE                   785523            107829
                                                             12579   268000 SH       DEFINED 01             268000
Compaq Computer Corp           COM              204493100    11954   442725 SH       SOLE                   390875             51850
                                                              4183   154925 SH       DEFINED 01             154925
Dun & Bradstreet               COM              26483B106    37122  1296848 SH       SOLE                  1127823            169025
                                                             13170   460100 SH       DEFINED 01             460100
E. W. Scripps Co.              COM              811054204    65078  1341817 SH       SOLE                  1200202            141615
                                                             19382   399635 SH       DEFINED 01             399635
Eastman Kodak Co.              COM              277461109    28829   530800 SH       SOLE                   464175             66625
                                                              9190   169200 SH       DEFINED 01             169200
Freddie Mac                    COM              313400301    19543   442275 SH       SOLE                   408375             33900
                                                              5204   117775 SH       DEFINED 01             117775
GTE Corp.                      COM              362320103    15315   215700 SH       SOLE                   193525             22175
                                                              5937    83625 SH       DEFINED 01              83625
Gillette Co.                   COM              375766102    40540  1075691 SH       SOLE                   948426            127265
                                                             13345   354095 SH       DEFINED 01             354095
Household International Inc    COM              441815107    40452  1084132 SH       SOLE                   959057            125075
                                                             17028   456375 SH       DEFINED 01             456375
Intel Corp                     COM              458140100      772     5850 SH       SOLE                     5850
Interpublic Group              COM              460690100    36358   769486 SH       SOLE                   676947             92539
                                                             15728   332875 SH       DEFINED 01             332875
Johnson & Johnson              COM              478160104     1774    25256 SH       SOLE                    25256
Markel Corp.                   COM              570535104     6576    45194 SH       SOLE                    45194
Merck & Co.                    COM              589331107      547     8800 SH       SOLE                     8800
Microsoft Corp                 COM              594918104      468     4407 SH       SOLE                     4407
Oakwood Homes                  COM              674098108     1158   303650 SH       SOLE                   303650
Pfizer Inc.                    COM              717081103      695    19000 SH       SOLE                    19000
Progressive Corp.              COM              743315103    34795   457449 SH       SOLE                   401844             55605
                                                             16201   212990 SH       DEFINED 01             212990
RLI Corp.                      COM              749607107    31836   950338 SH       SOLE                   830934            119404
                                                              3424   102200 SH       DEFINED 01             102200
Schering Plough                COM              806605101      482    12992 SH       SOLE                    12992
Tiffany & Co.                  COM              886547108    30890   369388 SH       SOLE                   329458             39930
                                                              9790   117070 SH       DEFINED 01             117070
USA Networks, Inc.             COM              902984103     9922   439770 SH       SOLE                   379795             59975
                                                              3610   160000 SH       DEFINED 01             160000
United Asset Management Corp.  COM              909420101    52509  3033036 SH       SOLE                  2740161            292875
                                                             19984  1154300 SH       DEFINED 01            1154300
Valassis Communications Inc.   COM              918866104    17947   538735 SH       SOLE                   461785             76950
                                                              4980   149500 SH       DEFINED 01             149500
Walt Disney Co.                COM              254687106    22300   540607 SH       SOLE                   489850             50757
                                                              6174   149678 SH       DEFINED 01             149678
Washington Post Co. Class B    COM              939640108    63898   118110 SH       SOLE                   105556             12554
                                                             19011    35140 SH       DEFINED 01              35140